Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Net deferred tax asset (liability)	$ 8,449	$ (17,075)
Deferred tax assets
Loan loss reserves	48,932	56,930
REO reserves	24,003	41,268
Asset Purchase Tax Basis Difference (net)	29,165	27,068
Delinquent accrued interest	5,932	7,380
Other, net	958	1,236
Total deferred tax assets	108,990	133,882
Deferred tax liabilities
FDIC Loss Guarantee Receivable (net)	21,050	24,973
Federal Home Loan Bank stock dividends	35,557	36,161
Valuation adjustment on available-for-sale securities	7,731	49,845
Loan origination costs	12,670	13,098
Depreciation	22,313	24,751
Deferred gain on forward commitments	0	890
Core deposit intangible	1,220	1,239
Total deferred tax liabilities	100,541	150,957
Current tax asset (liability)	14,064	15,540
Net tax asset (liability)	$ 22,513	$ (1,535)